Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Consolidated Statements of Operations
(in thousands)	For the twelve months ended December 31, 2021
	Prior to change	Effect of Change	As Adjusted
Cost of revenues	$41,553	$2,323	$43,876
General and administrative	39,401	(2,323)	37,078
Gross profit	11,299	(2,323)	8,976

Schedule of Disaggregates the Company’s Revenue by Major Type	The following table disaggregates the Company’s revenue by major type for the three months ended March 31, 2023, and 2022:
	(In thousands)
	Three months ended March 31,
	2023	2022
Brand sponsorships	$6,263	$8,060
Content	3,028	4,681
Consumer products	388	403
Esports	2,847	2,426
Other	24	234
Total revenue	$12,550	$15,804
The following table disaggregates the Company’s revenue by major type for the year ended December 31, 2022, and 2021:
	(in thousands)
	Year ended December 31,
	2022	2021
Brand sponsorships	$42,096	$24,867
Content	14,497	16,068
Consumer products	3,455	5,751
Esports	9,385	5,846
Other	588	320
Total revenue	$70,021	$52,852